Subsequent Events	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

Note T — Subsequent Events

On July 6, 2021, AE entered into a written support letter with the Company. The letter was renewed on August 20, 2021. Refer to Note S — Related Parties for further details.

On August 20, 2021, the Company executed a settlement agreement with the sellers of MIS regarding the contingent earnout payment set forth in the purchase agreement. The total fair value of the contingent earnout payment as of June 30, 2021, including the equity component is $11,491 thousand. Refer to Note C — MIS Acquisition for further details.

On August 31, 2021, the Company repaid $172 thousand of outstanding principal on the SVB Loan.

On September 2, 2021, the Company consummated the previously announced Merger pursuant to the business combination agreement dated March 25, 2021 by and among Genesis Park Acquisition Corp, Shepard Merger Sub Corporation, a Delaware

corporation and direct, wholly owned subsidiary of Genesis Park Acquisition Corp, Cosmos and Holdings. Upon the closing of the Merger, Genesis Park Acquisition Corp was renamed to Redwire Corporation (“New Redwire”). The Merger is accounted for as a reverse recapitalization in which Genesis Park Acquisition Corp is treated as the acquired company. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of the Company in many respects. The Company was deemed the accounting predecessor and the combined entity will be the successor SEC registrant, New Redwire.

As a result of the Merger, New Redwire issued 37,200,000 shares of common stock and paid $75,000 thousand to the Parent in exchange for units of the Company. New Redwire received aggregate gross proceeds of $110,583 thousand from the trust account and PIPE proceeds. Proceeds from the Merger were partially used to fund the $41,555 thousand repayment of the SVB Loan, including interest of $102 thousand, and transaction costs of $38,747 thousand. As the remaining proceeds increased New Redwire's cash balance in excess of the terms of the support letter, the AE liquidity commitment is no longer binding.

On September 2, 2021, the Adams Street Credit Agreement was amended to provide that the consolidated total net leverage ratio not exceed 6.50:1.00 on the last day of any quarter (“the Financial Covenant”), to remove the cap on the amount of unrestricted cash which may be netted for purposes of the Financial Covenant, to redefine “Consolidated EBITDA”, and to reset the call protection terms.

The Company has evaluated subsequent events after the condensed consolidated balance sheet of June 30, 2021 through the condensed consolidated financial statement issuance date and there were no additional subsequent events that required disclosure.

Note U – Subsequent Events

The Successor has evaluated subsequent events from the date of the consolidated balance sheet through the date the consolidated financial statements were issued on May 11, 2021.

On January 15, 2021, the Cosmos Acquisition, LLC acquired 100% of the equity interests of Oakman Aerospace, Inc. (“Oakman”) in exchange for cash and equity. Oakman’s proprietary digital engineering modular, open systems software environment, ACORN, enables the next generation of digitally engineered spacecraft that optimizes the balance between cost and tailorability in spacecraft design and development. Under the terms of the securities purchase agreement, Oakman’s shareholders received purchase consideration of $15,159 thousand, $14,159 thousand of which was paid in cash and $1,000 thousand in equity. The Company drew $15,000 thousand on the Adams Street Delayed Draw Term Loan to finance the Oakman acquisition.

On February 17, 2021, the Cosmos Acquisition, LLC acquired 100% of the equity interests of Deployable Space Systems, Inc. (“DPSS”) in exchange for cash. DPSS’s mission is to develop new and enabling deployable technologies for space applications, transition emerging technologies to industry for infusion into future Department of Defense, NASA, and commercial programs and design, analyze, build, test and deliver on-time the highest quality deployable solar arrays, deployable structures and space system products available. Under the terms of the securities purchase agreement, DPSS’s shareholders received purchase consideration of $24,773 thousand in cash. The Company amended the Adams Street Capital Credit Agreement to increase the principal amount by an additional $32,000 thousand on the Adams Street Term Loan to finance the DPSS acquisition.

On April 2, 2021, the Company subsequently amended the SVB Loan Agreement to extend the term from August 2021 to September 30, 2022.

On March 24, 2021, the Company’s Parent amended the Class P Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units will immediately become fully vested, subject to continued employment or provision of services, upon the closing of the transaction stipulated in the Agreement and Plan of Merger (the “Merger Agreement”) dated March 25, 2021. The Company’s Parent also amended the Class P Unit Incentive Plan so that the Tranche II Incentive Units will vest on any liquidation event, as defined in the Class P Unit Incentive Plan, rather than only upon consummation of the sale of the Parent, subject to the market-based condition stipulated in the Class P Unit Incentive Plan prior to its amendment. As of March 24, 2021, there was approximately $27,942 thousand of unrecognized compensation costs related to Incentive Units.

On March 25, 2021, the Company’s Parent entered into the Merger Agreement by and among Genesis Park Acquisition Corp. (“Genesis Park”), Shepard Merger Sub Corporation, a Delaware corporation and direct, wholly owned subsidiary of Genesis Park (“Merger Sub”), the Company, and the Company’s Parent. Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which Merger Sub will merge with and into the Company, with the Company being the surviving entity in the merger (the “First Merger”), and (iii) immediately following the First Merger, the Company will merge with and into Genesis Park, with Genesis Park being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, being collectively referred to as the “Mergers”).

CIK_0001819810_Genesis Park Acquisition Corp [Member]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any other subsequent events, other than as described below, that would have required adjustment or disclosure in the financial statements that are not already previously disclosed.

The underwriter of the IPO was granted a 45-day option from the date of the IPO to purchase up to 2,250,000 additional Units to cover over-allotments. The over-allotment option was partially exercised to purchase 1,377,622 Units on November 27, 2020. On January 7, 2021 the remaining option to purchase additional Units expired unused. As such, 218,094 Founder Shares were forfeited to the Company for no consideration.

Redwire Business Combination

On March 25, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Shepard Merger Sub Corporation, a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), Cosmos Intermediate, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Holdings (“Cosmos”), and Redwire, LLC. Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which, (i) the Company shall domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law and the Companies Act of the Cayman Islands, (ii) Merger Sub will merge with and into Cosmos, with Cosmos being the surviving entity in the merger (the “First Merger”), and (iii) immediately following the First Merger, Cosmos will merge with and into the Company, with the Company being the surviving entity in the merger.

For additional information regarding the Business Combination and the Merger Agreement and related agreements, see the Current Report on Form 8-K filed by the Company with the SEC on March 25, 2021.

Note 10– Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. The Company did not identify any other subsequent events, other than as described above, that would have required adjustment or disclosure in the consolidated financial statements that are not already previously disclosed.